UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09709
Highland Floating Rate Advantage Fund
(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of principal executive offices) (Zip code)
R. Joseph Dougherty
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 665-1287
Date of fiscal year end: June 30
Date of reporting period: September 30, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.
INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2010	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
US Senior Loans (a) - 96.5%

AEROSPACE - 5.3%
	AWAS Capital, Inc.
4,700,425	Second Priority Term Loan, 6.31%, 03/25/13	4,571,163
	Delta Air Lines, Inc.
1,970,000	Credit-Linked Deposit Loan, 1.97%, 04/30/12 (b)	1,913,372
6,733,010	Second Lien Term Loan, 3.51%, 04/30/14	6,424,436
1,994,962	Term Loan, 09/27/13 (b)	2,026,552
2,974,349	Term Loan Equipment Notes, 3.79%, 09/29/12	2,825,632
	Hawker Beechcraft Acquisition Co. LLC
1,662,888	Series A New Term Loan, 10.50%, 03/26/14	1,656,652
	US Airways Group, Inc.
10,625,753	Term Loan, 2.76%, 03/21/14	9,185,379

		28,603,186

BROADCASTING - 5.9%
	ComCorp Broadcasting, Inc.
271,635	Revolving Loan, 9.00%, 10/03/12 (c) (d)	238,686
2,717,483	Term Loan, 9.00%, 04/03/13 (c) (d)	2,387,852
	Cumulus Media, Inc.
5,073,867	Replacement Term Loan, 4.01%, 06/11/14	4,597,406
	Entercom Radio LLC
4,267,084	Term A Loan, 2.29%, 06/29/12	4,123,070
	Univision Communications, Inc.
16,435,282	Initial Term Loan, 2.51%, 09/29/14 (b)	14,480,469
	Young Broadcasting, Inc.
6,145,041	Term Loan, 8.00%, 06/30/15 (c) (d)	6,145,041

		31,972,524

CABLE/WIRELESS VIDEO - 9.1%
	Broadstripe, LLC
5,143,947	DIP Revolver, 7.25%, 12/31/10 (d) (e)	5,138,803
49,805,220	First Lien Term Loan, 06/30/11 (d) (f)	36,801,077
1,428,203	Revolver, PIK, 06/30/11 (d) (f)	1,055,299
	Charter Communications Operating, LLC
84,636	New Term Loan, 2.26%, 03/06/14	82,665
	Northland Cable Television, Inc.
4,712,585	First Lien Term Loan B, 4.26%, 12/22/12	4,582,989
	WideOpenWest Finance, LLC.
1,826,962	Series A New Term Loan, 6.76%, 06/30/14	1,782,804

		49,443,637

CHEMICALS - 4.4%
	TPC Group LLC
3,635,210	Incremental Term Loan B, 2.97%, 06/27/13 (b)	3,616,271
10,769,991	Term Loan B, 2.97%, 06/27/13 (b)	10,713,879
	W.R. Grace & Co.
2,637,523	5 Year Revolver, 5.25%	4,637,635
2,637,523	Revolving Credit Loan, 5.25%	4,637,635

		23,605,420

CONSUMER DURABLES - 0.1%
	Water PIK, Inc.
582,512	First Lien Term Loan, 3.51%, 06/15/13 (e)	538,824

CONSUMER NON-DURABLES - 0.8%
	KIK Custom Products, Inc.
504,264	First Lien Canadian Term Loan, 2.54%, 06/02/14 (b)	426,103
2,941,535	First Lien U.S. Term Loan, 2.54%, 06/02/14 (b)	2,485,597
1,000,000	Second Lien Term Loan, 5.29%, 12/01/14	671,500
	NBTY, INC.
500,000	Term Loan B, 10/01/17 (b)	505,438

		4,088,638

DIVERSIFIED MEDIA - 4.0%
	Cengage Learning Acquisitions, Inc.
6,931,089	Term Loan, 2.54%, 07/03/14	6,235,035
	Cydcor, Inc.
3,460,304	First Lien Tranche B Term Loan, 9.00%, 02/05/13	3,183,480
	Endurance Business Media, Inc.
2,725,784	Term Loan, 07/26/13 (f)	558,786
	Knology, Inc.
2,500,000	Term Loan B, 09/30/16 (b)	2,506,775
	Metro-Goldwyn-Mayer, Inc.
11,849,020	Tranche B Term Loan, 04/09/12 (f)	5,256,344
3,617,892	Tranche B-1 Term Loan, 04/09/12 (f)	1,604,933
	Visant Corp.
2,500,000	Tranche B Term Loan, 7.00%, 12/22/16	2,514,850

		21,860,203

ENERGY - 4.0%
	Alon USA Energy, Inc.
193,135	Edington Facility, 2.51%, 08/05/13	129,400
1,545,081	Paramount Facility, 2.59%, 08/05/13	1,035,204
	Big West Oil, LLC
4,243,056	Term Loan, 12.00%, 07/23/15	4,327,917
	Calumet Lubricants Co., LP
854,375	Credit Linked Letter of Credit, 4.38%, 01/03/15 (b)	799,909
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2010	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)

ENERGY (continued)

6,294,140	Term Loan, 4.38%, 01/03/15 (b)	5,892,889
	Venoco, Inc.
10,257,423	Second Lien Term Loan, 4.31%, 05/07/14	9,627,053

		21,812,372

FINANCIAL - 3.6%
	AGFS Funding Co.
10,000,000	Term Loan, 7.25%, 04/21/15 (b)	10,070,150
	Checksmart Financial Co.
2,500,000	Second Lien Term Loan, 5.80%, 05/01/13	250,000
	Nuveen Investments, Inc.
6,000,000	First Lien Term Loan, 3.37%, 11/13/14	5,409,750
3,000,000	Second Lien Term Loan, 12.50%, 07/31/15 (g)	3,262,500
	Online Resources Corp.
479,412	Term Loan, 2.51%, 02/21/12	465,029

		19,457,429

FOOD AND DRUG - 1.0%
	Rite Aid Corp.
3,472,283	Tranche 2 Term Loan, 2.01%, 06/04/14	3,096,304
2,475,189	Tranche 3 Term Loan, 6.00%, 06/04/14 (b)	2,423,371

		5,519,675

FOOD/TOBACCO - 2.3%
	DS Waters of America, Inc.
2,720,833	Term Loan, 2.51%, 10/29/12	2,627,305
	DSW Holdings, Inc.
2,500,000	Term Loan, 4.26%, 03/02/12	2,362,500
	OSI Restaurant Partners, LLC
415,472	Pre-Funded RC Term Loan, 06/14/13 (b)	382,392
248,607	Pre-Funded RC Term Loan, 2.63%, 06/14/13	228,813
7,306,030	Term Loan, 2.63%, 06/14/14 (b)	6,724,324

		12,325,334

FOREST PRODUCTS/CONTAINERS - 3.3%
	Consolidated Container Co. LLC
2,000,000	Second Lien Term Loan, 5.75%, 09/28/14	1,801,260
	Graham Packaging Co., L.P.
7,166,667	Term Loan D, 6.00%, 09/09/16 (b)	7,237,044
	Smurfit Stone Container Enterprises, Inc.
8,728,125	Exit Term Loan, 6.75%, 02/22/16 (b)	8,786,778

		17,825,082

GAMING/LEISURE - 4.0%
	Ginn LA Conduit Lender, Inc.
14,595,267	First Lien Tranche A Credit- Linked Deposit, 06/08/11 (f)	802,740
31,288,508	First Lien Tranche B Term Loan, 06/08/11 (f)	1,720,868
7,000,000	Second Lien Term Loan, 06/08/12 (f)	35,000
	Green Valley Ranch Gaming LLC
4,560,000	Second Lien Term Loan, 08/16/14 (f)	160,170
	Las Vegas Sands, LLC
682,277	Delayed Draw I Term Loan, 3.03%, 11/23/16	621,530
3,389,855	Tranche B Term Loan, 3.03%, 11/23/16	3,088,039
	LLV Holdco, LLC
1,009,399	Exit Revolving Loan, 15.00%, 12/31/12 (c) (e) (g)	999,305
	MGM Mirage, Inc.
1,000,000	Advance Term Loan, 10/03/11 (b)	969,865
192,426	Class A-2 Loan, 2.51%, 02/21/14 (e)	160,496
1,000,000	Class B Loan, 6.00%, 10/03/11	969,865
216,891	Class C Loan, 7.00%, 02/21/14	185,768
3,039,331	Class D Loan, 6.00%, 10/03/11	2,947,741
400,000	Class E Loan, 7.00%, 02/21/14	343,188
	Nevada Land Group, LLC
298,903	First Lien Initial Loan, PIK, 40.26%, 11/10/13	299,650
766,123	Second Lien Initial Loan, 10.00%, 11/12/13 (g)	768,039
	Tamarack Resort, LLC
332,579	Term Loan (f)	266,063
	VML US Finance, LLC
2,098,792	Term B Delayed Draw Project Loan, 4.78%, 05/25/25 (b)	2,076,891
5,519,497	Term B Funded Project Loan, 4.78%, 05/27/13 (b)	5,461,901
	WAICCS Las Vegas 3 LLC
13,000,000	Second Lien Term Loan (f)	65,000

		21,942,119

HEALTHCARE - 7.5%
	CCS Medical, Inc.
18,641,819	First Lien Term Loan, 9.00%, 03/31/15 (c)	16,249,421
6,485,422	Second Lien Term Loan, PIK, 8.00%, 03/31/16 (c)	4,507,369
	Graceway Pharmaceuticals, LLC
6,839,250	Mezzanine Loan, 11/01/13 (f)	341,963
	HCA Inc.
4,000,000	Tranche B-1 Term Loan, 11/18/13 (b)	3,855,620
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2010	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)

HEALTHCARE (continued)

	LifeCare Holdings
11,187,580	Term Loan, 4.73%, 08/10/12	10,432,419
	Physiotherapy Associates, Inc./ Benchmark Medical, Inc.
1,500,000	Second Lien Term Loan, 12.00%, 12/31/13	787,500
	Rehabcare Group, Inc.
2,920,108	Term Loan B, 6.00%, 11/24/15	2,921,918
	Valeant Pharmaceuticals International
1,500,000	Tranche B Term Loan, 09/27/16 (b)	1,515,285

		40,611,495

HOUSING - 1.5%
	EH/Transeastern, LLC/TE TOUSA
4,000,000	Term Loan (d) (f)	—
	Kyle Acquisition Group LLC
1,692,857	Facility B (f)	166,467
1,307,143	Facility C, 07/20/11 (f)	128,538
	LBREP/L-Suncal Master I, LLC
4,848,813	First Lien Term Loan (f)	72,732
	November 2005 Land Investors, LLC
1,556,102	First Lien New Term Loan, 03/31/11 (f)	264,537
	Roofing Supply Group, LLC
2,173,327	Term Loan, 9.25%, 08/24/13	2,147,975
	Westgate Investments, LLC
19,125,176	Senior Secured Loan (f)	4,780,872
6,799,724	Third Lien Term Loan, 06/30/15 (f)	27,497
4,237,189	Withers Preserve MB-I B-Note (d) (f)	752,948

		8,341,566

INFORMATION TECHNOLOGY - 7.0%
	Applied Systems, Inc.
1,289,473	Term Loan, 2.76%, 09/26/13	1,213,717
	CDW Corp.
9,457,166	Term Loan, 4.26%, 10/10/14	8,729,626
	Freescale Semiconductor, Inc.
6,987,129	Extended Maturity Term Loan, 4.51%, 12/01/16	6,395,634
	Infor Enterprise Solutions Holdings, Inc.
3,905,584	First Lien Extended Delayed Draw Term Loan, 6.01%, 07/28/15	3,508,933
	First Lien Extended Initial U.S.
7,520,735	Term Loan, 6.01%, 07/28/15	6,756,929
	Kronos, Inc.
5,000,000	Second Lien Term Loan, 6.04%, 06/11/15	4,723,750
	SCS Holdings II, Inc.
1,372,316	First Lien Term Loan, 3.04%, 11/30/12	1,331,146
2,000,000	Second Lien Term Loan, 6.29%, 05/30/13	1,880,000
	Vertafore, Inc.
3,491,250	Term Loan, 6.75%, 07/29/16 (b)	3,505,983

		38,045,718

MANUFACTURING - 2.3%
	Brand Energy & Infrastructure Services, Inc.
1,000,000	Second Lien Term Loan, 6.43%, 02/07/15	872,500
	Dana Holdings Corp.
4,183,942	Term Advance, 4.69%, 01/30/15	4,146,684
	Pinafore, LLC
4,890,000	Term Loan B, 09/21/16 (b)	4,937,237
	United Central Industrial Supply Co., LLC
2,253,920	Term Loan, 2.51%, 03/31/12	2,268,007

		12,224,428

METALS/MINERALS - 0.7%
	Euramax International, Inc.
2,075,117	Domestic Term Loan (Cash Pay), 10.00%, 06/29/13	1,958,391
1,966,191	Domestic Term Loan, PIK, 14.00%, 06/29/13	1,855,592

		3,813,983

RETAIL - 5.0%
	Burlington Coat Factory Warehouse Corp.
2,097,054	Term Loan, 2.54%, 05/28/13	2,022,346
	Guitar Center, Inc.
7,020,474	Term Loan, 3.76%, 10/09/14	6,310,213
	Michaels Stores, Inc.
6,423,846	B-1 Term Loan, 2.63%, 10/31/13	6,218,154
1,397,738	B-2 Term Loan, 4.88%, 07/31/16	1,372,844
	Neiman Marcus Group, Inc.
1,420,232	Term Loan, 2.29%, 04/06/13	1,378,335
	Spirit Finance Corp.
11,560,000	Term Loan, 3.47%, 08/01/13	10,064,425

		27,366,317

SERVICE - 7.0%
	First Data Corp.
9,193,353	Initial Tranche B-1 Term Loan, 3.01%, 09/24/14	8,111,066
	Penhall Holding Co.
3,492,592	Term Loan, 04/01/12 (f)	593,741
	Sabre, Inc.
11,258,907	Initial Term Loan, 2.34%, 09/30/14 (b)	10,445,001
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2010	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)

SERVICE (continued)

	Safety-Kleen Systems, Inc.
639,901	Synthetic Letter of Credit Loan, 3.31%, 08/02/13	600,438
2,951,211	Term Loan B, 3.31%, 08/02/13	2,769,210
	Total Safety U.S., Inc.
1,000,000	Second Lien Term Loan, 6.78%, 12/08/13	842,500
	Travelport, LLC
15,000,000	New Post-First Amendment & Restatement Synthetic Letter of Credit, 2.79%, 08/23/13	14,466,525

		37,828,481

TELECOMMUNICATIONS - 5.7%
	Avaya, Inc.
9,181,890	Term B-1 Loan, 3.06%, 10/24/14	8,163,894
	Digicel International Finance, Ltd.
600,048	Tranche A - T&T, 3.06%, 09/30/12	589,547
4,100,413	U.S. Term Loan, 2.81%, 03/30/12	4,028,656
	Fairpoint Communications, Inc.
11,815,790	Term Loan B, 03/31/15 (f)	7,711,103
	Knowledgepoint360 Group, LLC
1,000,000	Second Lien Term Loan, 7.36%, 04/13/15	610,000
	Level 3 Financing, Inc.
7,513,071	Tranche A Term Loan, 2.70%, 03/13/14	6,867,060
1,000,000	Tranche B Term Loan, 11.50%, 03/13/14	1,083,440
	U.S. Telepacific Corp.
1,990,000	Term Loan Advance, 9.25%, 08/17/15	1,999,642

		31,053,342

TRANSPORTATION - AUTOMOTIVE - 4.2%
	Federal-Mogul Corp.
3,175,764	Tranche B Term Loan, 2.20%, 12/29/14	2,803,104
1,765,731	Tranche C Term Loan, 2.20%, 12/28/15	1,558,531
	Ford Motor Co.
7,580,332	Tranche B-1 Term Loan, 3.03%, 12/15/13	7,436,230
	Key Safety Systems, Inc.
10,532,545	First Lien Term Loan, 2.52%, 03/08/14	9,420,045
2,000,000	Second Lien Term Loan, 5.26%, 09/08/14	1,590,000

		22,807,910

TRANSPORTATION - LAND TRANSPORTATION - 0.6%
	JHT Holdings, Inc
19,892	Second Lien Term Loan, PIK, 12.50%, 10/24/13 (d)	6,678
	SIRVA Worldwide, Inc.
1,024,975	Revolving Credit Loan (Exit Finance), PIK, 13.00%, 05/12/12 (e)	702,108
4,214,687	Second Lien Term Loan, 12.00%, 05/12/15	1,317,090
1,760,031	Term Loan (Exit Finance), PIK, 12.76%, 05/12/12	1,337,624

		3,363,500

UTILITY - 7.2%
	Coleto Creek Power, LP
58,887	First Lien Synthetic Letter of Credit, 3.04%, 06/28/13	53,734
745,622	First Lien Term Loan, 3.03%, 06/28/13	685,708
5,745,000	Second Lien Term Loan, 4.26%, 06/28/13	4,607,490
	Dynegy Holdings, Inc.
9,258,503	Letter of Credit Facility Term Loan, 4.01%, 04/02/13 (b)	9,171,057
739,591	Tranche B Term Loan, 4.01%, 04/02/13 (b)	732,605
	EBG Holdings LLC
4,186,660	Term Loan, PIK, 11.25%, 12/20/16	47,100
	GBGH, LLC
1,762,115	First Lien Term Loan, 4.00%, 06/09/13 (d)	1,529,692
617,211	Second Lien Term Loan, PIK, 12.00%, 06/09/14 (d) (g)	—
	New Development Holdings, LLC
3,491,250	Term Loan, 7.00%, 07/03/17	3,550,479
	Texas Competitive Electric Holdings Co., LLC
2,487,179	Initial Tranche B-1 Term Loan, 3.76%, 10/10/14	1,937,786
21,562,240	Initial Tranche B-2 Term Loan, 3.92%, 10/10/14	16,799,357

		39,115,008

	Total US Senior Loans (Cost $688,646,827)	523,566,191

Principal Amount
Foreign Denominated Senior Loans (a) - 16.8%

AUSTRALIA - 2.4%
AUD
	SMG H5 Pty., Ltd.
14,318,086	Facility A Term Loan, 7.41%, 12/24/12	13,031,691

AUSTRIA - 0.8%
EUR
	Sacher Funding Ltd.
12,037,939	Euro Term Loan, 05/14/14 (f)	4,492,308

See accompanying Notes to Investment Portfolio.	4

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2010	Highland Floating Rate Advantage Fund

Principal Amount		Value ($)
Foreign Denominated Senior Loans (continued)

CANADA - 0.9%
USD
	CCS, Inc.
5,885,963	Term Loan, 3.26%, 11/14/14	5,102,394

FRANCE - 0.4%
EUR
	Vivarte
1,719,247	Acquisition Facility, 2.99%, 03/08/16 (e)	1,883,569

GERMANY - 1.2%
EUR
	Lavena Holding 3 GmbH
6,781,978	Facility D, 4.89%, 09/02/16	6,481,159
	Schieder Mobel Holding, GmbH
364,978	Delayed Draw Term Loan (d) (f)	96,864

		6,578,023

IRELAND - 0.8%
USD
	SSI Investments II LLC
3,990,000	Term Loan, 6.50%, 05/30/17 (b)	4,027,407

ITALY - 0.7%
EUR
	Wind Telecomunicazioni S.p.A.
1,489,630	B1 Term Loan Facility, 05/27/13 (h) (i)	1,972,317
1,489,630	C1 Term Loan Facility, 05/26/14 (h) (i)	1,982,486

		3,954,803

SPAIN - 1.0%
EUR
	Grupo Gasmedi, S.L.
1,666,667	Second Lien Tranche E Term Loan, 5.64%, 02/11/16	1,797,522
1,409,008	Tranche B Term Loan, 3.39%, 08/11/14	1,788,936
1,409,008	Tranche C Term Loan, 3.89%, 08/11/15	1,788,936

		5,375,394

UNITED KINGDOM - 6.5%
GBP
	All3Media Intermediate Ltd.
663,243	Facility B1, 3.10%, 08/31/14	917,106
4,281,271	Facility C, 3.60%, 08/31/15	5,919,974
3,000,000	Facility D, 5.48%, 02/29/16	3,663,726
4,253,839	Mezzanine Loan, PIK, 9.73%, 08/31/16	4,524,648
	Ansco UK Finance Co. Ltd.
666,242	Tranche B Term Loan, 3.12%, 03/08/12	1,007,867
	Henson No. 4 Ltd.
1,378,514	Facility B, 4.48%, 10/30/13	1,840,988
1,378,514	Facility C, 5.23%, 02/13/15	1,851,849
	Highland Acquisitions Ltd.
1,000,000	Facility B, 3.45%, 12/31/14	1,400,764
1,000,000	Facility C, 3.95%, 12/31/15	1,408,643
1,208,177	Mezzanine Facility, PIK, 10.70%, 12/29/16	1,699,178
	Towergate Partnership Ltd.
3,125,000	Facility A, 3.08%, 10/31/12	4,481,170
3,125,000	Facility B, 3.58%, 10/31/13	4,481,170
	United Biscuits Holdco Ltd.
1,266,134	Facility B1, 3.07%, 12/15/14	1,942,296

		35,139,379

UNITED KINGDOM - 0.8%
USD
	All3Media Intermediate Ltd.
4,874,517	Facility B1, 2.67%, 08/31/14	4,533,300

UNITED STATES - 1.3%
GBP
	Aramark Corp.
1,203,125	U.K. Term Loan, 2.86%, 01/26/14	1,815,305
	Knowledgepoint360 Group, LLC
1,574,242	First Lien U.K. Term Loan, 3.98%, 04/13/14	1,984,547
	PlayPower, Inc.
2,367,993	Tranche B Sterling Term Loan, 8.20%, 06/30/12	3,376,984

		7,176,836

	Total Foreign Denominated Senior Loans (Cost $121,120,038)	91,295,104

Principal Amount ($)
US Asset-Backed Securities (j) - 3.9%

	ACA CLO, Ltd.
1,000,000	Series 2007-1A, Class D, 2.88%, 06/15/22 (k)	465,000
	ACAS CLO, Ltd.
1,500,000	Series 2007-1A, Class D, 4.77%, 04/20/21 (k)	585,000
	Apidos CDO
1,000,000	Series 2007-5A, Class C, 1.98%, 04/15/21 (k)	478,000
3,000,000	Series 2007-CA, Class B, 1.18%, 05/14/20 (k)	1,800,000
	Babson CLO, Ltd.
1,000,000	Series 2007-1A, Class C, 1.77%, 01/18/21 (k)	467,080
1,000,000	Series 2007-2A, Class D, 2.23%, 04/15/21 (k)	525,000

See accompanying Notes to Investment Portfolio.	5

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2010	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
US Asset-Backed Securities (continued)

1,000,000	Series 2007-2A, Class E, 4.18%, 04/15/21	330,000
	Bluemountain CLO, Ltd.
1,000,000	Series 2007-3A, Class D, 1.69%, 03/17/21 (d) (k)	562,454
1,000,000	Series 2007-3A, Class E, 3.84%, 03/17/21 (k)	430,000
	Cent CDO, Ltd.
2,000,000	Series 2007-15A, Class C, 2.54%, 03/11/21 (k)	1,023,960
	Commercial Industrial Finance Corp.
962,970	Series 2006-2A, Class B2L, 4.30%, 03/01/21 (k)	381,336
	Goldman Sachs Asset Management CLO, PLC,
2,000,000	Series 2007-1A, Class D, 3.22%, 08/01/22 (k)	1,090,000
847,661	Series 2007-1A, Class E, 5.47%, 08/01/22 (k)	440,784
	Greywolf CLO, Ltd
814,466	Series 2007-1A, Class E, 4.31%, 02/18/21 (k)	419,450
	GSC Partners CDO Fund, Ltd.,
1,000,000	Series 2007-8A, Class C, 2.00%, 04/17/21 (k)	427,280
	ING Investment Management
6,000,000	Series 2007-5A, Class B, 1.57%, 05/01/22 (k)	3,780,000
	Inwood Park CDO, Ltd.
1,000,000	Series 2006-1A, Class E, 4.02%, 01/20/21 (k)	605,000
	Landmark CDO
1,000,000	Series 2007-9A, Class E, 4.03%, 04/15/21 (k)	410,000
	Madison Park Funding I Ltd.
1,000,000	Series 2007-5A, Class D, 3.81%, 02/26/21 (k)	464,870
	Ocean Trails CLO
2,500,000	Series 2007-2A, Class C, 2.88%, 06/27/22 (k)	1,300,000
	PPM Grayhawk CLO, Ltd.
826,734	Series 2007-1A, Class D, 4.12%, 04/18/21 (k)	388,920
	Stanfield Daytona CLO, Ltd.
1,000,000	Series 2007-1A, Class B1L, 1.84%, 04/27/21 (k)	530,000
	Stanfield McLaren CLO, Ltd.
3,000,000	Series 2007-1A, Class B1L, 2.70%, 02/27/21 (k)	1,620,000
951,289	Series 2007-1A, Class B2L, 4.80%, 02/27/21 (k)	523,209
	Stone Tower CLO, Ltd.
4,000,000	Series 2007-6A, Class C, 1.87%, 04/17/21 (k)	2,080,000

	Total US Asset-Backed Securities (Cost $28,575,877)	21,127,343

Corporate Notes and Bonds - 1.5%

CHEMICALS - 1.5%
	Lyondell Chemical Co.
7,586,606	11.00%, 05/01/18	8,430,616

	Total Corporate Notes and Bonds (Cost $7,899,810)	8,430,616

Claims (d) (f) (h) - 0.0%

RETAIL - 0.0%
33,860,860	Home Interiors & Gifts, Inc.	406

	Total Claims (Cost $30,974,099)	406

Shares
Common Stocks (h) - 7.1%

AEROSPACE - 0.0%
3,258	Delta Air Lines, Inc.	37,919

BROADCASTING - 3.8%
152,363	Communications Corp. of America (c) (d)	—
10,233	Young Broadcasting, Inc. (c) (d)	20,432,743

		20,432,743

CHEMICALS - 0.3%
19,985	Lyondell Chemical Co., Class A	477,642
34,801	Lyondell Chemical Co., Class B	830,004
103,200	Panda Hereford Ethanol, L.P. (d)	139,320

		1,446,966

ENERGY - 0.5%
691,076	Value Creation, Inc.	2,591,535

FINANCIAL - 0.0%
172,741	Sacher Funding Ltd. (d)	—

GAMING/LEISURE - 1.9%
	LLV Holdco, LLC - Series A
23,476	Membership Interest (c) (d)	9,129,421
	LLV Holdco, LLC - Series B
243	Membership Interest (c) (d)	800,572
	LLV Holdco, LLC - Series C
1,023	Membership Interest (c) (d)	—
	LLV Holdco, LLC - Series D
1,406	Membership Interest (c) (d)	—
	LLV Holdco, LLC - Series E
1,572	Membership Interest (c) (d)	—
	LLV Holdco, LLC - Series F
1,769	Membership Interest (c) (d)	—
	LLV Holdco, LLC - Series G
2,004	Membership Interest (c) (d)	—
4	Nevada Land Group, LLC (d)	492,250

		10,422,243

HEALTHCARE - 0.2%
124,590	CCS Medical, Inc. (c)	1,370,490

See accompanying Notes to Investment Portfolio.	6

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2010	Highland Floating Rate Advantage Fund

Shares		Value ($)
Common Stocks (continued)

METALS/MINERALS - 0.3%
5,542	Euramax International, Inc. (d)	1,662,600

TRANSPORTATION - LAND TRANSPORTATION - 0.1%
2,023	JHT Holdings, Inc (d)	—
20,347	SIRVA Worldwide, Inc. (d)	457,808

		457,808

UTILITY - 0.0%
153,229	Entegra TC, LLC	72,784
3,178	GBGH, LLC (d)	—

		72,784

	Total Common Stocks (Cost $191,612,338)	38,495,088

Units
Warrants (d) (h) - 0.0%

BROADCASTING - 0.0%
	Cerberus Bawag
603,814	Investors (Sacher Warrants), expires 05/14/14	—
	Young Broadcasting, Inc.,
8	expires 12/24/24 (c)	15,974

	Total Warrants (Cost $16,740)	15,974

Total Investments - 125.8% (Cost of $1,068,845,729) (l)		682,930,722

Other Assets & Liabilities, Net - (25.8)%		(140,264,336)

Net Assets - 100.0%		$542,666,386

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Highland Floating Rate Advantage Fund (the “Fund”) invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise identified by footnote (g), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at September 30, 2010. Senior loans, while exempt from registration under the Securities Act of 1933, (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(c)	Affilited issuer. Under Section2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. The Fund held at least five percent of the outstanding voting stock of the following companies during the period ended September 30, 2010:

	Par Value at	Shares at	Market Value
	September	September	June 30,	September
	30, 2010	30, 2010	2010	30, 2010

CCS Medical, Inc. (Senior Loans)	$25,127,241	—	$22,504,068	$20,756,790
CCS Medical, Inc. (Common Stock)	—	124,590	3,301,635	1,370,490
ComCorp Broadcasting, Inc. (Senior Loans) *	2,989,118	—	2,557,191	2,626,538
Communications Corp of America (Common Stock)	—	152,363	—	—
LLV Holdco, LLC (Senior Loans)	1,009,399	—	—	999,305
LLV Holdco, LLC (Common Stocks)	—	31,493	—	9,929,993
Young Broadcasting, Inc. (Senior Loans)	6,145,041	—	6,141,748	6,145,041
Young Broadcasting, Inc. (Common Stocks)	—	10,233	20,709,545	20,432,743
Young Broadcasting, Inc. (Warrants)	—	8	16,191	15,974

	$35,270,799	318,687	$55,230,378	$62,276,874

*	Company is a wholly owned subsidiary of Communications Corp. of America.

(d)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”) or its designees in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $87,846,488, or 16.2% of net assets, were fair valued as under the Fund’s valuation procedures of September 30, 2010.

(e)	Senior Loan assets have additional unfunded loan commitments. As of September 30, 2010, the Fund had unfunded loan commitments, which could be extended at the option of the Borrower, pursuant to the following loan agreements:

	Unfunded
	Loan
Borrower	Commitment

Vivarte	EUR	3,164,000

Mobileserv Ltd.	GBP	2,500,000

Broadstripe, LLC		$2,480,930
LLV Holdco, LLC		5,133,822
MGM Mirage, Inc.		390,684
SIRVA Worldwide, Inc.		1,622,944
Sorrenson Communications, Inc.		2,000,000
Water PIK, Inc.		1,000,000

		$12,628,380

(f)	The issuer is, or in danger of being, in default of its payment obligation. Income is not being accrued.

(g)	Fixed rate senior loan.

(h)	Non-income producing security.

(i)	All or portion of the Loan is held on participation.

See accompanying Notes to Investment Portfolio.	7

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2010	Highland Floating Rate Advantage Fund

	Principal
Selling Participant	Amount		Value

Lehman Commercial Paper, Inc., UK Branch:
Wind Telecomunicazioni S.p.A.
B1 Term Loan Facility	EUR	1,489,630	$1,972,317
Lehman Commercial Paper, Inc., UK Branch:
Wind Telecomunicazioni S.p.A.
C1 Term Loan Facility		1,489,630	1,982,486

			$3,954,803

(j)	Floating rate asset. The interest rate shown reflects the rate in effect at September 30, 2010.

(k)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At September 30, 2010, these securities amounted to $20,797,343 or 3.8% of net assets.

(l)	Cost for U.S. federal income tax purposes is $1,073,733,584. Unrealized appreciation and depreciation on investments are as follows:

Unrealized appreciation	$12,884,885
Unrealized depreciation	(407,639,077)

Net unrealized depreciation	$(394,754,191)

AUD	Australian Dollar
EUR	Euro Currency
GBP	Great Britain Pound

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
DIP	Debtor-in-Possession
PIK	Payment-in-Kind
Foreign Denominated Senior Loans
Industry Concentration Table:
(% of Net Assets)

Broadcasting	4.8%
Financial	2.5%
Diversified Media	2.4%
Retail	1.9%
Telecommunications	1.1%
Healthcare	1.0%
Service	0.9%
Information Technology	0.7%
Consumer Durables	0.6%
Food/Tobacco	0.4%
Food and Drug	0.3%
Gaming/Leisure	0.2%

Total	16.8%

Forward foreign currency contracts outstanding as of September 30, 2010 were as follows:

			Principal
Contracts			Amount		Unrealized
to Buy or		Counter-	Covered by		Appreciation/
to Sell	Currency	party	Contracts	Expiration	(Depreciation)*

Sell	EUR	CSF	27,123,000	02/03/11	$(1,121,056)
Sell	GBP	CSF	12,120,000	11/12/10	(1,245,311)
Sell	GBP	CSF	17,017,000	02/03/11	385,245

					$(1,981,122)

*	The primary risk exposure is foreign exchange contracts (See Notes to Investment Portfolio).

See accompanying Notes to Investment Portfolio.	8

NOTES TO INVESTMENT PORTFOLIO

As of September 30, 2010 (unaudited)	Highland Floating Rate Advantage Fund
Security Valuation
In computing the Fund’s net assets attributable to common shares, securities with readily available market quotations use those quotations for valuation. Securities where there are no readily available market quotations will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management, L.P. (the “Investment Adviser”) has determined generally has the capability to provide appropriate pricing services and has been approved by the Board.
Securities for which market quotations are not readily available, for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise do not represent fair value (including when events materially affect the value of securities that occur between the time when market price is determined and calculation of the Fund’s net asset value), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s net assset value will reflect the affected portfolio securities’ fair value as determined in the judgement of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value secirities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. Determination of fair value is uncertain because it involves subjective judgements and estimates not easily substantiated by auditing procedures.
There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term debt investments, that is, those with a remaining maturity of 60 days or less, are valued at cost adjusted for amortization of premium and accretion of discounts. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.
Forward Foreign Currency Contracts
In order to minimize the movement in net asset value resulting from a decline or appreciation in the value of a particlular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Fund is authorized to enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time the contract is entered into. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time.
The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Upon entering into such contracts, daily fluctuations in the value of the contract are recorded for financial statement purposes as unrealized gains or losses by the Fund. At the expiration of the contracts the Fund realizes the gain or loss. Upon entering into such contracts, the Fund bears the risk of exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the forward contracts and may realize a loss. With forwards, there is counterparty credit risk to the Fund since the forwards are not exchange traded, and there is not a clearinghouse that guarantees the forwards against default. During the three months ended September 30, 2010, the open values of forward foreign currency contracts was EUR 27,123,000 and GBP 29,137,000 and the closed values was EUR 33,936,000 and GBP 17,459,600, respectively.
Fair Value Measurements:
The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:
Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

NOTES TO INVESTMENT PORTFOLIO (continued)

As of September 30, 2010 (unaudited)	Highland Floating Rate Advantage Fund
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s assets as of September 30, 2010 are as follows:

			Level 2	Level 3
	Total Value at	Level 1	Significant	Significant
	September 30,	Quoted	Observable	Unobservable
Investments in Securities:	2010	Price	Input	Input
Common Stocks
Aerospace	$37,919	$—	$37,919	$—
Broadcasting	20,432,743	—	—	20,432,743
Chemicals	1,446,966	—	1,307,646	139,320
Energy	2,591,535	—	2,591,535	—
Gaming/Leisure	10,422,243	—	—	10,422,243
Healthcare	1,370,490	—	1,370,490	—
Metals/Minerals	1,662,600	—	—	1,662,600
Transportation — Land Transportation	457,808	—	—	457,808
Utility	72,784	—	—	72,784
Warrents
Broadcasting	15,974	—	—	15,974
Corporate Notes and Bonds	8,430,616	—	8,430,616	—
Debt
Senior Loans	614,861,295	—	499,371,338	115,489,957
Asset-Backed Securities	21,127,343	—	—	21,127,343
Claims	406	—	—	406

Total	$682,930,722	$—	$513,109,544	$169,821,178

Other Financial Instruments *
Assets
Foreign exchange contracts	$385,245	$—	$385,245	$—

Total	$683,315,967	$—	$513,494,789	$169,821,178

Other Financial Instruments *
Liabilities
Foreign exchange contracts	$(2,366,367)	$—	$(2,366,367)	$—

Total	$(2,366,367)	$—	$(2,366,367)	$—

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as forwards which are valued at the Unrealized appreciation/(depreciation) on the investment.
The Fund did not have any liabilities that were measured at fair value or level 3 on a recurring basis at September 30, 2010.
The table below set forth a summary of changes in the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months ended September 30, 2010.

			Net amortization/
	Balance as of	Transfers	(accretion) of		Net	Net	Balance as of
Assets at Fair Value using	June 30,	in/(out)	premium/	Net realized	unrealized	purchase/	September 30,
unobservable inputs (Level 3)	2010	of Level 3	(discount)	gains/(losses)	gains/(losses)	(sales)	2010
Common Stocks
Broadcasting	$20,709,545	$—	$—	$—	$(276,802)	$—	$20,432,743
Chemicals	1,548,000	—	—	8,942	(354,386)	(1,063,236)	139,320
Energy	1,382,152	(2,591,535)	—	—	1,209,383	—	—
Gaming/Leisure	1,089,655	—	—	—	(148,787,233)	158,119,821	10,422,243
Metals/Minerals	962,147	—	—	—	700,453	—	1,662,600
Transportation — Land Transportation	380,896	—	—	—	76,912	—	457,808
Utility	68,953	—	—	—	3,831	—	72,784
Warrants
Broadcasting	16,191	—	—	—	(217)	—	15,974
Debt
Senior Loans	157,813,097	(3,369,648)	48,419	(47,703,873)	194,460,247	(185,758,285)	115,489,957
Asset-Backed Securities	20,575,943	—	—	—	551,400	—	21,127,343
Claims	57,563	—	—	—	(57,157)	—	406

Total	$204,604,142	$(5,961,183)	$48,419	$(47,694,931)	$47,526,431	$(28,701,700)	$169,821,178

*	Includes any applicable borrowings and/ or paydowns made on securities held in the Fund’s Investment Portfolio
The net unrealized gains presented in the table above relates to investments that are still held at September 30, 2010.
For the three months ended September 30, 2010, a net amount of $29,380 of the Fund’s portfolio investments was transferred from Level 1 to Level 2.
Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the three months ended September 30, 2010, $5,961,183 of the Fund’s portfolio investments were transferred to/ from Level 3 to Level 2. Determination of fair values is uncertain because it involves subjective judgements and estimates not easily substantiated.
For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.
Transfers in and out of the levels are recognized at the value at the end of the period.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Highland Floating Rate Advantage Fund

By (Signature and Title)*	/s/ R. Joseph Dougherty

R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)
Date 11/19/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Joseph Dougherty R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)
Date 11/19/10

By (Signature and Title)*	/s/ Brian Mitts Brian Mitts, Chief Financial Officer and Treasurer
(principal financial officer)
Date 11/19/10

*	Print the name and title of each signing officer under his or her signature.